FINANCIAL INSTRUMENTS (Narrative) (Details) - CAD ($)	Jul. 31, 2026	Jul. 31, 2025
Disclosure of risk management strategy related to hedge accounting [Line Items]
Current liabilities	$ 4,182,080	$ 1,336,460
Liquidity Risk [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Current liabilities	4,182,080	1,336,460
Market Risk [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Net financial assets (liabilities) denominated	$ 2,334,739	$ 0
Depreciation or appreciation percent	2.00%
Value at risk	$ 47,000
Capital Management [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Targeted Capital Structure Percentage	100.00%